LOAN RECEIVABLE	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	LOAN RECEIVABLE

During the period, the Company provided a loan to a third party in the amount of $150,000 under normal commercial terms. The loan carries an interest rate of 6% payable semi-yearly, is secured by all assets of the third party and is repayable in 10 months. As at June 30, 2015 accrued interest amounted to $1,130, which is included in prepaid expenses and sundry receivables.